7. Share-based payments (Details 5) - Nonemployee Common stock warrants - Service and performance conditions [Member] - USD ($) None in scaling factor is -9223372036854775296	12 Months Ended
Dec. 31, 2014
Number of Warrants
Outstanding, Beginning
Granted	3,000,000
Outstanding, Ending	3,000,000
Exercisable, Ending	120,000
Weighted Average Exercise Price
Outstanding, Beginning
Granted	$ 1.20
Outstanding, Ending	1.20
Exercisable, Ending	$ 1.00
Weighted-average Remaining Life (Years)
Outstanding	2 years 8 months 12 days
Exercisable	2 years 8 months 12 days
Aggregate Intrinsic Value
Outstanding, Beginning
Granted
Outstanding, Ending
Exercisable, Ending